RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.  RELATED PARTY TRANSACTIONS

Amounts due from a Related Party

As of December 31, 2019 and 2020, amounts due from a related party consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Loto Interactive Information Technology (Shenzhen) Limited*	10,401	368	56
	10,401	368	56

*     Loto Interactive Information Technology (Shenzhen) Limited ("Loto Interactive Shenzhen") is a subsidiary of Loto Interactive, one of the Company’s equity method investment company.

The balance as of December 31, 2020 consisted interest receivable with interest rate of 4.35% for a loan provided to Loto Interactive Shenzhen provided by E-Sun Sky Network. On April 24, 2020, Loto Interactive Shenzhen has fully repaid the loan.

16.  RELATED PARTY TRANSACTIONS (continued)

Related Party transactions

	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Interest from loan to Loto Interactive Information Technology (Shenzhen) Limited	—	218	137	21
Other operating income from management service provided to Loto Interactive Information Technology (Shenzhen) Limited	—	320	217	33
	—	538	354	54

During the year ended December 31, 2020, the Company also paid expense on behalf of Loto Interactive in the amount of RMB111 (US$17). As of December 31, 2020, Loto Interactive has repaid the full amount to the Company.